Share-based payments - Additional Information (Details)		6 Months Ended
	Jan. 01, 2021 $ / shares	Jun. 30, 2025 shares employee item director	Jun. 30, 2024 shares item employee
Share-based payments
Number Of employee exercise option | employee		1
Number of Directors | director		1
Modification of complex options
Share-based payments
Number Of employee exercise option | employee		1	1
Number of share options exercised in share based payment arrangement		14,715	14,716
Option term		10 years
Equity value (Percentage)		100.00%
Strike (exercise) price, US$ | $ / shares	$ 0
Number of tranches exercised | item		1	1
ESOP options
Share-based payments
Number of share options exercised in share based payment arrangement		6,933	3,409
Number of share options forfeited in share-based payment arrangement			25,000
Granted during the period (units)		15,663
ESOP options | Director
Share-based payments
Number of share options exercised in share based payment arrangement		6,933
Granted during the period (units)		15,663
ESOP options | Share-based payment arrangement, Tranche One
Share-based payments
Number of share options exercised in share based payment arrangement		3,409
Number of share options forfeited in share-based payment arrangement		25,000